Lease (Details) - Schedule of Supplemental Cash Flow and Other Information Related to the Leases	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$ 302,870	$ 38,701	$ 304,824
Right of use assets obtained in exchange for lease obligation:
Operating lease	$ 529,700	$ 67,686